Income Taxes Deferred Tax Assets (Liabilites) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating losses – federal	$ 295,750		$ 367,840
Net operating losses – state	78,588		90,234
Capital losses - federal	1,788		0
Federal AMT credit	2,738		216
California enterprise zone credits (1)	265	[1]	736	[1]
Gross deferred tax assets	379,129		459,026
Valuation allowance	(379,129)		(459,026)
Net deferred tax assets	$ 0		$ 0

[1]	The California enterprise zone credits may be carried forward until fully exhausted and do not expire.